Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Long-lived Assets by Geographic Areas [Table Text Block]
The following table presents the Company’s tangible fixed assets by geographic region:

	December 31, 2017	December 31, 2016

United States	$22,103	$28,849
United Kingdom	33,795	29,515
Total	$55,898	$58,364